Equity - Schedule of Warrant Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of Warrants Outstanding and Exercisable	150,000
2019 Consulting Service Agreement Warrants [Member]
Number of Warrants Outstanding and Exercisable	150,000
Exercise Price | $ / shares	$ 1.10
Expiration Date	Mar. 13, 2022